Revenue from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers

The principal revenue activities of the Company for the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Year Ended March 31,
Revenue categories	2026	2025	2024
Revenue from test kit sales	$12,423	$6,331	$156,419
Total Revenue	$12,423	$6,331	$156,419